Expense Example {- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 85%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 85%: Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Asset Manager 85%: Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Asset Manager 85%: Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	2,105
Fidelity Advisor Asset Manager 85%: Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Asset Manager 85%: Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798